Organization (Details) - USD ($)	Jun. 11, 2018	Jul. 05, 2019	Feb. 05, 2016	Jan. 25, 2016
Yantai nuclear power R & D Center Water Treatment Research Institute Co., Ltd [Member]
Organization (Textual)
Equity interest percentage	70.00%	70.00%
Business combination, consideration transferred	$ 300,000
Yantai nuclear power R & D Center Water Treatment Research Institute Co., Ltd [Member] | RMB [Member]
Organization (Textual)
Business combination, consideration transferred	$ 2,000,000
Yantai Jinzheng Eco-Technology Co., Ltd. [Member]
Organization (Textual)
Equity interest percentage			100.00%	100.00%